Annual Total Returns- Vanguard Intermediate-Term Bond Index Fund (Institutional) [BarChart] - Institutional - Vanguard Intermediate-Term Bond Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.78%	7.05%	(3.42%)	6.99%	1.31%	2.85%	3.87%	(0.15%)	10.20%	9.82%